Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
(a)            Principles of Consolidation

The consolidated financial statements include the accounts of Cadus and its wholly owned subsidiaries, Cadus Technologies, Inc., Blivet LLC, MB 2013 LLC and Happy Dragon LLC.  All intercompany balances and transactions have been eliminated in consolidation.  The Company operates in two segments:  (i) the purchase of homes and land for purposes of renovation or construction and resale and (ii) the licensing of novel yeast-based and other drug discovery technologies.

Cash and Cash Equivalents, Policy [Policy Text Block]
(b)            Cash Equivalents

The Company includes as cash equivalents all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents.  There were cash equivalents of $20,169,373 at December 31, 2013 and $22,466,716 at December 31, 2012.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
(c)            Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash and cash equivalents. Concentration of credit risk with respect to cash and cash equivalents is limited, as the Company’s cash and cash equivalents are primarily with high quality financial institutions.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
(d)           Patents

Patents represent the costs of developing the patents of $1,439,820 that are amortized on a straight-line basis principally over seventeen years.  At December 31, 2013 and 2012 accumulated amortization is $1,407,584 and $1,321,151.  Amortization expense amounted to approximately $86,000 for each of the years ended December 31, 2013 and 2012.  The amortization for 2014 will be $32,236.  The Company reviews the carrying value of its patents whenever events or changes in circumstances indicate that the historical cost carrying value of the patents may no longer be appropriate.

The amortizable patents are tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on either discounted cash flows or appraised values.

Income Tax, Policy [Policy Text Block]
(e)            Income Taxes

Income taxes are accounted for under the asset and liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Earnings Per Share, Policy [Policy Text Block]
  (f)            Net Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding.  Diluted earnings per share is calculated based on the weighted average of common shares outstanding plus the effect of dilutive common stock equivalents (stock options).  There were no outstanding stock options for the two years ended December 31, 2013 and 2012.

Use of Estimates, Policy [Policy Text Block]
(g)            Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Fair Value of Financial Instruments, Policy [Policy Text Block]
(h)            Fair Value of Financial Instruments

In January 1, 2008, the Company adopted the FASB Accounting for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring basis.  It defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance establishes a framework for measuring fair value and expands disclosures about fair value measurements.  The valuation techniques required are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions.  These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Significant inputs to the valuation model are unobservable.

The Company uses financial instruments in the normal course of its business.  The carrying values of cash and cash equivalents and accounts payable approximates fair value.  The fair value of the Company’s investments in a privately held company is not readily available.  The Company believes the fair values of this investment in a privately held company approximated its respective carrying values at December 31, 2013 and 2012.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments.  From time to time, the cash balances exceed the Federal Depository Insurance Coverage Limit.  At December 31, 2013, the cash balance was $22,134,451.  The Company places its cash with high credit quality financial institutions.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(i)             Stock-Based Compensation

The Company adopted the modified prospective method in accounting for share based payment in which compensation cost is recognized with the effective date (a) based on the FASB accounting guidance for all share based payments granted after the effective date and (b) for all awards granted to employees prior to the effective date of that remain unvested on the effective date.  The FASB guidance requires the Company to expense stock option grants.

Comprehensive Income, Policy [Policy Text Block]
(j)             Comprehensive Income

Comprehensive income is comprised of net (loss) income and other comprehensive (losses) income (or OCI).  OCI includes certain changes in stockholders’ equity that are excluded from net (loss) income.  Specifically, the Company includes in OCI changes in unrealized gains and losses on its available-for-sale securities. There was no comprehensive income for the years ended December 31, 2013 and December 31, 2012.

New Accounting Pronouncements, Policy [Policy Text Block]
(k)            Recently Issued Accounting Standards

Recent accounting pronouncements issued by the FASB, the AICPA and the SEC did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements.